Expense Example	Jun. 26, 2026 USD ($)
Leverage Shares 2X Long META Daily ETF | Leverage Shares 2X Long META Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long AAPL Daily ETF | Leverage Shares 2X Long AAPL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long AMZN Daily ETF | Leverage Shares 2X Long AMZN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242